Quarterly Holdings Report
for
Fidelity® Value Discovery K6 Fund
April 30, 2022
FVDK6-NPRT3-0622
1.9884001.104
Common Stocks - 97.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	54,034	2,501,774
Entertainment - 0.8%
Activision Blizzard, Inc.	15,300	1,156,680
Interactive Media & Services - 2.0%
Alphabet, Inc. Class A (a)	1,246	2,843,609
Media - 4.1%
Comcast Corp. Class A	96,184	3,824,276
Interpublic Group of Companies, Inc.	44,406	1,448,524
WPP PLC	54,655	681,267
		5,954,067
TOTAL COMMUNICATION SERVICES		12,456,130
CONSUMER DISCRETIONARY - 3.4%
Diversified Consumer Services - 0.8%
H&R Block, Inc.	47,392	1,235,509
Internet & Direct Marketing Retail - 0.5%
eBay, Inc.	14,549	755,384
Multiline Retail - 1.4%
Dollar General Corp.	8,295	1,970,311
Specialty Retail - 0.7%
Ross Stores, Inc.	9,924	990,117
TOTAL CONSUMER DISCRETIONARY		4,951,321
CONSUMER STAPLES - 8.8%
Beverages - 0.6%
Coca-Cola European Partners PLC	17,395	868,880
Food & Staples Retailing - 0.8%
U.S. Foods Holding Corp. (a)	31,101	1,170,020
Food Products - 2.5%
Mondelez International, Inc.	39,842	2,569,012
Tyson Foods, Inc. Class A	10,720	998,675
		3,567,687
Household Products - 4.6%
Procter & Gamble Co.	22,832	3,665,678
Reckitt Benckiser Group PLC	12,934	1,008,666
Spectrum Brands Holdings, Inc.	13,272	1,129,049
The Clorox Co.	5,976	857,377
		6,660,770
Personal Products - 0.3%
Unilever PLC sponsored ADR	9,649	446,363
TOTAL CONSUMER STAPLES		12,713,720
ENERGY - 4.9%
Oil, Gas & Consumable Fuels - 4.9%
Exxon Mobil Corp.	67,949	5,792,652
Parex Resources, Inc.	62,418	1,216,632
		7,009,284
FINANCIALS - 19.8%
Banks - 7.9%
Bank of America Corp.	86,161	3,074,224
Cullen/Frost Bankers, Inc.	3,222	426,238
JPMorgan Chase & Co.	22,428	2,677,006
M&T Bank Corp.	9,986	1,664,067
PNC Financial Services Group, Inc.	10,129	1,682,427
Wells Fargo & Co.	44,220	1,929,319
		11,453,281
Capital Markets - 2.4%
Affiliated Managers Group, Inc.	6,660	836,296
BlackRock, Inc. Class A	2,016	1,259,355
Invesco Ltd.	17,847	328,028
Northern Trust Corp.	9,279	956,201
		3,379,880
Diversified Financial Services - 4.5%
Berkshire Hathaway, Inc. Class B (a)	20,191	6,518,260
Insurance - 5.0%
Chubb Ltd.	14,197	2,930,971
The Travelers Companies, Inc.	14,304	2,446,842
Willis Towers Watson PLC	8,279	1,778,826
		7,156,639
TOTAL FINANCIALS		28,508,060
HEALTH CARE - 19.6%
Biotechnology - 2.1%
Regeneron Pharmaceuticals, Inc. (a)	2,509	1,653,707
Vertex Pharmaceuticals, Inc. (a)	5,230	1,428,941
		3,082,648
Health Care Providers & Services - 10.7%
Anthem, Inc.	4,559	2,288,299
Centene Corp. (a)	43,524	3,505,858
Cigna Corp.	14,928	3,683,932
Humana, Inc.	3,816	1,696,441
UnitedHealth Group, Inc.	8,512	4,328,778
		15,503,308
Pharmaceuticals - 6.8%
AstraZeneca PLC sponsored ADR	31,369	2,082,902
Bristol-Myers Squibb Co.	49,699	3,740,844
Roche Holding AG (participation certificate)	6,060	2,247,133
Sanofi SA sponsored ADR	31,844	1,663,849
		9,734,728
TOTAL HEALTH CARE		28,320,684
INDUSTRIALS - 8.7%
Aerospace & Defense - 4.2%
Airbus Group NV	9,247	1,012,287
L3Harris Technologies, Inc.	5,866	1,362,437
Lockheed Martin Corp.	3,117	1,346,918
Northrop Grumman Corp.	5,332	2,342,881
		6,064,523
Air Freight & Logistics - 0.6%
Deutsche Post AG	19,099	815,957
Electrical Equipment - 0.6%
Regal Rexnord Corp.	6,853	871,976
Industrial Conglomerates - 0.9%
Siemens AG	10,732	1,319,553
Machinery - 2.4%
ITT, Inc.	7,553	530,372
Oshkosh Corp.	15,576	1,439,845
Pentair PLC	14,882	755,262
Stanley Black & Decker, Inc.	6,563	788,544
		3,514,023
TOTAL INDUSTRIALS		12,586,032
INFORMATION TECHNOLOGY - 8.3%
Communications Equipment - 1.5%
Cisco Systems, Inc.	44,581	2,183,577
Electronic Equipment & Components - 1.0%
TE Connectivity Ltd.	11,921	1,487,502
IT Services - 3.3%
Amdocs Ltd.	16,996	1,354,411
Capgemini SA	3,765	766,475
Cognizant Technology Solutions Corp. Class A	19,658	1,590,332
Fiserv, Inc. (a)	2,481	242,940
Maximus, Inc.	10,934	796,870
		4,751,028
Semiconductors & Semiconductor Equipment - 0.7%
NXP Semiconductors NV	5,441	929,867
Software - 1.8%
Aspen Technology, Inc. (a)	4,943	783,663
NortonLifeLock, Inc.	45,090	1,129,054
Open Text Corp.	18,000	720,900
		2,633,617
TOTAL INFORMATION TECHNOLOGY		11,985,591
MATERIALS - 3.2%
Chemicals - 1.7%
DuPont de Nemours, Inc.	24,068	1,586,803
International Flavors & Fragrances, Inc.	7,643	927,096
		2,513,899
Metals & Mining - 1.5%
Lundin Mining Corp.	149,249	1,362,776
Newmont Corp.	10,109	736,441
		2,099,217
TOTAL MATERIALS		4,613,116
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	508	122,438
Real Estate Management & Development - 0.6%
CBRE Group, Inc.	10,574	878,065
TOTAL REAL ESTATE		1,000,503
UTILITIES - 11.0%
Electric Utilities - 9.5%
Constellation Energy Corp.	28,356	1,678,959
Duke Energy Corp.	14,827	1,633,342
Entergy Corp.	5,849	695,154
Evergy, Inc.	22,983	1,559,397
Exelon Corp.	43,126	2,017,434
PG&E Corp. (a)	183,293	2,318,656
Portland General Electric Co.	18,044	854,023
PPL Corp.	19,614	555,272
Southern Co.	33,127	2,431,191
		13,743,428
Multi-Utilities - 1.5%
Dominion Energy, Inc.	26,502	2,163,623
TOTAL UTILITIES		15,907,051
TOTAL COMMON STOCKS (Cost $105,684,220)		140,051,492

Nonconvertible Preferred Stocks - 1.3%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 1.3%
Technology Hardware, Storage & Peripherals - 1.3%
Samsung Electronics Co. Ltd. (Cost $1,554,686)	38,916	1,814,821

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (b) (Cost $2,238,836)	2,238,388	2,238,836

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $109,477,742)	144,105,149
NET OTHER ASSETS (LIABILITIES) - 0.2%	278,827
NET ASSETS - 100.0%	144,383,976

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	4,029,546	24,797,185	26,587,895	1,173	-	-	2,238,836	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	-	1,079,010	1,079,010	43	-	-	-	0.0%
Total	4,029,546	25,876,195	27,666,905	1,216	-	-	2,238,836

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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